PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Summary of Discount Rates, Terminal Capitalization Rates and Exit Dates Used in the Valuation Methodology (Details)	Dec. 31, 2024	Dec. 31, 2023
North America | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	4.30%	4.40%
North America | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	5.10%	5.00%
North America | Contracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.10%	5.10%
North America | Contracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.80%	5.70%
North America | Uncontracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.30%	6.30%
North America | Uncontracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.20%	7.00%
Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	7.30%	8.00%
Colombia | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.50%	8.70%
Colombia | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	9.80%	10.00%
Brazil | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	9.60%	8.40%
Brazil | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	10.90%	9.70%
Europe | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		4.80%
Europe | Contracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.90%
Europe | Contracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.60%
Europe | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		4.80%
Europe | Uncontracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.90%
Europe | Uncontracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.60%